Warrants (as restated) (FY) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) vote $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) vote $ / shares shares		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 16, 2020
Class of Warrant or Right [Line Items]
Warrants term								5 years
Proceeds from exercise of warrants | $	$ 10,600	$ 24,465	$ 0	$ 6,745	[1]	$ 0	$ 0
Common Class A
Class of Warrant or Right [Line Items]
Common stock, number of votes per share | vote	1			1
Exercise of warrants (in shares)	920,231
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price (in USD per share) | $ / shares	$ 11.50			$ 11.50
Warrants term	5 years			5 years
Warrant redemption price (in USD per share) | $ / shares	$ 0.01			$ 0.01
Minimum period				30 days
Stock price minimum to redeem warrants (in USD per share) | $ / shares	$ 18.00			$ 18.00
Warrant redemption, consecutive trading days				20 days
Warrant redemption, trading days				30 days
Warrants outstanding (in shares)	20,273,567	18,479,664		20,273,567
Proceeds from exercise of warrants | $		$ 20,600
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)	1			1
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrant redemption, trading days				10 years
Warrants outstanding (in shares)	2,700,000	2,700,000		2,700,000

[1]	For discussion on the restatement adjustments, see Note 4.